Note 11 - Convertible Notes Payable: Schedule of Short-Term Debt and Amortization (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2016	Dec. 31, 2014
Initial Valuation	$ 275,050
Current Remaining Debt Discount to Amortize over Five Remaining Months	122,084	$ 42,797	$ 0
Interest Expense Recognized for Immediately Convertible Notes and One Month of Amortization	152,966
Convertible notes payable, net of discount of $42,797 and $122,084, respectively	152,966	$ 456,094
EMA Financial, LLC
Initial Valuation	30,800
Current Remaining Debt Discount to Amortize over Five Remaining Months	0
Interest Expense Recognized for Immediately Convertible Notes and One Month of Amortization	30,800
Convertible notes payable, net of discount of $42,797 and $122,084, respectively	30,800
Tangiers Investment Group, LLC
Initial Valuation	60,000
Current Remaining Debt Discount to Amortize over Five Remaining Months	(45,000)
Interest Expense Recognized for Immediately Convertible Notes and One Month of Amortization	15,000
Convertible notes payable, net of discount of $42,797 and $122,084, respectively	15,000
Kodiak Capital
Initial Valuation	50,000
Current Remaining Debt Discount to Amortize over Five Remaining Months	0
Interest Expense Recognized for Immediately Convertible Notes and One Month of Amortization	50,000
Convertible notes payable, net of discount of $42,797 and $122,084, respectively	50,000
Kodiak Capital | Equity Purchase Agreement
Initial Valuation	50,000
Current Remaining Debt Discount to Amortize over Five Remaining Months	(45,000)
Interest Expense Recognized for Immediately Convertible Notes and One Month of Amortization	5,000
Convertible notes payable, net of discount of $42,797 and $122,084, respectively	5,000
Auctus Fund, LLC
Initial Valuation	49,250
Current Remaining Debt Discount to Amortize over Five Remaining Months	0
Interest Expense Recognized for Immediately Convertible Notes and One Month of Amortization	49,250
Convertible notes payable, net of discount of $42,797 and $122,084, respectively	49,250
Adar Bays, LLC
Initial Valuation	35,000
Current Remaining Debt Discount to Amortize over Five Remaining Months	(32,084)
Interest Expense Recognized for Immediately Convertible Notes and One Month of Amortization	2,916
Convertible notes payable, net of discount of $42,797 and $122,084, respectively	$ 2,916